Stock-Based Compensation (Tables)	12 Months Ended
Apr. 30, 2024
Stock-Based Compensation [Abstract]
Schedule of BSM Calculation for the Series 8 Stock Options	The following assumptions were used in the BSM calculation for the Series 8 stock options granted during the year ended April 30, 2023:
Year ended April 30, 2023
Expected term	5 years
Expected volatility	39.54%
Risk-free interest rate	3.25%
Expected dividend yield	—

Schedule of Summarizes the Stock Options Activity	The following table summarizes the stock options activity under the Plan for the years ended April 30, 2022, 2023 and 2024:
	Number of options	Weighted-average exercise price (per option)		Weighted- average remaining contract term (years)	Aggregate intrinsic value (in thousands)
		JPY	US$		JPY	US$
Outstanding at April 30, 2021	2,237	¥152,480		8.4	¥126,063
Forfeited	(165)	71,000
Outstanding at April 30, 2022	2,072	158,969		7.5	500,463
Granted	146	1
Forfeited	(90)	180,000
Outstanding at April 30, 2023	2,128	147,173		6.7	1,171,365
Exercised	(278)	111,807	$710
Forfeited	(101)	180,475	1,146
Outstanding at April 30, 2024	1,749	151,060	959	6.8	154,066	$978
Vested and Exercisable at April 30, 2024	1,244	¥139,016	$882	5.9	¥124,564	$791